Share-based compensation - Disclosure of number and weighted average exercise prices of share options (Details)	12 Months Ended
	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares € / shares
Number of options
Exercised (in shares)	(609,382)	(544,660)
Stock option plans
Number of options
Outstanding, beginning balance (in shares)	8,550,802	5,774,339
Granted (in shares)	4,957,716	3,441,269
Expired (in shares)	0	(3,648)
Forfeited (in shares)	(1,036,473)	(647,024)
Exercised (in shares)	0	(14,134)
Outstanding, ending balance (in shares)	12,472,045	8,550,802
Exercisable at year end (in shares)	4,766,957	3,296,856
Number of shares available
Outstanding, beginning balance (in shares)	8,550,802	5,776,114
Granted (in shares)	4,957,716	3,441,269
Expired (in shares)	0	(4,015)
Forfeited (in shares)	(1,036,473)	(647,024)
Exercised ( in shares)	0	(15,542)
Outstanding, ending balance (in shares)	12,472,045	8,550,802
Exercisable at year end (in shares)	4,766,957	3,296,856
Average exercise price (in € per share)
Outstanding, beginning balance (in euro per share) | € / shares	€ 5.02	€ 4.90
Granted (in euro per share) | € / shares	2.62	5.25
Expired ( in euro per share) | € / shares		2.92
Forfeited ( in euro per share) | € / shares	4.47	5.25
Exercised ( in euro per share) | € / shares		2.92
Outstanding, ending balance (in euro per share) | € / shares	3.44	5.02
Exercisable at year end ( in euro per share) | € / shares	€ 4.61	€ 3.98